Income Taxes - Additional Information (Detail) AUD in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD	Mar. 31, 2014 USD ($)
Tax Credit Carryforward [Line Items]
Recognized tax deduction	$ 55,300,000	AUD 73.4
Contribution to AICF	91,100,000		$ 62,800,000	$ 113,000,000	$ 312,300,000	AUD 366.9
Foreign tax credit carry-forwards	107,500,000		112,400,000		107,500,000
Income taxes payable, current	1,900,000		4,800,000		1,900,000
Income tax paid, net of refunds	51,500,000
Undistributed certain domestic subsidiary earnings	201,900,000				201,900,000
Total amount of unrecognized tax benefits	700,000		700,000	4,900,000	700,000		$ 500,000
Interest and penalties recognized income tax expense	$ 0		$ 300,000	$ 300,000
Period for the amount of unrecognized tax benefits increase or decrease	Next twelve months	Next twelve months
Australia [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 17,800,000				17,800,000
Foreign Tax Credit Carry-Forwards [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 107,500,000				$ 107,500,000
Percentage of valuation allowance against loss carry-forwards	100.00%				100.00%
Europe [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 6,400,000				$ 6,400,000
Tax loss carry-forwards available to offset future taxable income not subject to expiration	3,500,000				3,500,000
Reversal of valuation allowance	(4,200,000)
Operating loss carry-forwards subject to expiration	$ 2,900,000				$ 2,900,000